Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended
	Jan. 31, 2024	Jan. 17, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
C000246166 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,219	$ 10,000	$ 11,767	$ 11,391	$ 11,804	$ 11,607	$ 11,414	$ 10,882	$ 10,951	$ 10,580	$ 10,992	$ 10,588
MSCI ACWI All Cap Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,260	$ 10,000	$ 12,234	$ 11,775	$ 12,055	$ 11,785	$ 11,518	$ 11,282	$ 11,081	$ 10,649	$ 11,024	$ 10,686